COMMITMENTS AND CONTINGENCIES (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Commitments and Contingencies Disclosure [Abstract]
Summary of Lease Cost

During the periods presented, the Company recognized the following lease costs arising from the lease transaction:

	Three Months Ended September 30,		Nine months ended September 30,
	2024	2023	2024	2023
Operating lease cost	$102,938	$85,036	$308,814	$255,109

	Year ended December 31,
	2023	2022
Operating lease cost	$352,080	$340,146

Summary of Cash Flow Transactions Arising from Lease Transaction

The Company recognized the following cash flow transactions arising from lease transactions:

	Nine months ended September 30,
	2024	2023
Cash paid for amounts included in the measurement of lease liabilities	$287,537	$279,160

During the years ended December 31, 2023 and 2022, the Company recognized the following lease costs arising from the lease transaction:

	Year ended December 31,
	2023	2022
Cash paid for amounts included in the measurement of lease liabilities	$372,214	$361,324
Right-of-use assets obtained in exchange for new operating lease liabilities	263,939	934,584

Summary of Future Payments and Interest Expense for Operating Lease

On September 30, 2024, the future payments and interest expense for the operating leases are as follows:

Year Ending December 31,	Future Payments
2024	$95,846
2025	240,834
Total undiscounted cash flows	336,680
Less: imputed interest	(8,126)
Present value of lease liabilities	$328,554

As of December 31, 2023, the future payments and interest expense for the operating lease are as follows:

Year Ending December 31,	Future Payments
2024	$383,383
2025	240,834
Total undiscounted cash flows	624,217
Less: imputed interest	(31,463)
Present value of lease liabilities	$592,754